Stock options	12 Months Ended
Dec. 31, 2012
Stock Options
Stock options

The following is a summary of stock options which are outstanding as at December 31, 2012:

	# of	# of	average
exercise	stock options	stock options	remaining contractual
price	outstanding	exercisable	life (years)

$0.45	105,600	105,600	2.8
$0.53	150,000	100,000	1.0
$0.63	450,000	450,000	1.6
$0.75	395,000	-	4.5
$0.76	90,000	-	5.0
$0.86	815,000	-	4.6
$0.89	150,000	-	4.1
$1.16	435,000	255,000	3.6
$1.20	300,000	60,000	4.6
	2,890,600	970,600	3.7

A continuity of the number of stock options outstanding at the end of each of the last three years ended December 31 is as follows:

	2012		2011
		weighted		weighted
	# of	average	# of	average
	stock options	exercise price	stock options	exercise price

Outstanding at beginning of the year	2,473,100	$1.02	2,134,804	$0.62
Granted	1,900,000	$0.89	1,054,800	$1.58
Forfeited	(390,268)	$1.72	(398,300)	$0.65
Expired unexercised	(877,232)	$1.05	(288,204)	$0.63
Cancelled	(140,000)	$0.63	-	-
Exercised	(75,000)	$0.63	(30,000)	$0.63
Options outstanding as at end of the year	2,890,600	$0.86	2,473,100	$1.02
Options exercisable as at end of the year	970,600	$0.86	1,538,100	$0.68

	2010
		weighted
	# of	average
	stock options	exercise price

Outstanding at beginning of the year	2,757,204	$1.76
Granted	248,900	$0.62
Forfeited	(431,300)	$1.48
Expired unexercised	(340,000)	$0.66
Cancelled	(2,113,204)	$1.94
Granted on re-pricing in 2010	2,113,204	$0.63
Exercised	(100,000)	$0.55
Options outstanding as at end of the year	2,134,804	$0.62
Options exercisable as at end of the year	1,737,637	$0.61

Stock options granted generally expire, if unexercised, five years from the date granted and entitlement to exercise vests at a rate of one-third at the end of each of the first three years following the date of grant, except as otherwise noted below.

●	A total of 300,000 stock options were granted in August, 2012, with an average exercise price of $1.20, expiring August 2017, and with 20% of the options vesting after each 3 month period.
●	In July 2012 a total of 830,000 stock options with an exercise price of $0.86 were granted to Directors and Officers of NXT. In addition, two Directors of NXT surrendered for cancellation a total of 140,000 vested stock options, which had an exercise price of $0.63 per share, and an expiry date of December 12, 2012.
●	A total of 400,000 stock options were granted in December, 2011, at an average exercise price of $2.50, expiring June 1, 2013, and with 25% of the options vesting after each 3 month period. In 2012, a total of 200,000 of these options were forfeited and the remaining 200,000 expired.
●	A total of 214,800 of the 504,800 stock options which were granted in July, 2011 at an exercise price of $1.16 per share had immediate vesting.
●	In January, 2011 an Officer of the Company was granted 150,000 options at an excise price of $0.53 per share, and with one third of the options vesting at the date of grant and one-third vesting at the end of each of the following two years. These options will expire three years from the date of grant.

On December 8, 2010, following approval by the Company's shareholders,  a total of  2,113,204 stock options (which had an average original exercise price of U.S. $2.04) were re-priced to an exercise price of Cdn. $0.63 per share.  All of these re-priced options retained the rest of their original terms, and were treated for accounting purposes as a modification of the previously issued options. The re-pricing included a total of 1,615,000 options held by Directors and Officers of the Company which had an average exercise price of U.S. $2.35 per share.

Stock based compensation expense is calculated based on the fair value attributed to grants of stock options using the Black-Scholes valuation model and utilizing the following weighted average assumptions:

	2012	2011	2010

Stock based compensation expense for the period	$265,000	$344,800	$577,815
Expected dividends paid per common share	Nil	Nil	Nil
Expected life in years	4.0	2.8	1.8
Expected volatility in the price of common shares	79%	111%	92%
Risk free interest rate	1.0%	1.5%	1.5%
Weighted average fair market value per share at grant date	$0.52	$0.57	$0.27
Intrinsic (or "in-the-money") value per share of options exercised	$0.13	$0.22	$0.53

As of December 31, 2012 there was $967,000 (December 31, 2011 - $338,000) of unamortized stock based compensation expense related to non-vested stock options.  This amount will be recognized in future expense over the remaining vesting periods of the underlying stock options.